Non-current financial debt (Details 2) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	$ 20,627	$ 22,485
Not later than one year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	2,191	2,241
Later than one year and not later than two years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	3,338	2,147
Later than two years and not later than three years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	663	3,281
Later than three years and not later than four years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	2,906	638
Later than four years and not later than five years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	2,585	2,909
Later than five years and not later than six years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings		2,485
Later than five years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	$ 8,944
Later than six years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings		$ 8,784